Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
January 31, 2023
GSV-S-NPRT1-0423
1.907948.113
Common Stocks - 99.2%
	Shares	Value ($)
Bailiwick of Jersey - 1.6%
Experian PLC	5,998,389	219,358,118
Belgium - 0.4%
Azelis Group NV	1,906,769	51,367,550
Canada - 3.4%
CAE, Inc. (a)	3,778,500	85,336,083
Canadian Pacific Railway Ltd.	3,185,440	251,426,033
Franco-Nevada Corp.	780,328	114,461,400
TOTAL CANADA		451,223,516
Denmark - 0.9%
Vestas Wind Systems A/S	4,325,600	126,573,952
Finland - 0.6%
Kone OYJ (B Shares)	1,482,100	80,627,701
France - 11.8%
Edenred SA	2,997,936	162,927,714
Lectra	1,057,788	43,986,514
Legrand SA	2,399,810	213,976,879
LVMH Moet Hennessy Louis Vuitton SE	906,596	791,436,049
Safran SA	2,564,100	368,705,955
TOTAL FRANCE		1,581,033,111
Germany - 5.6%
Deutsche Borse AG	1,142,045	204,360,160
Linde PLC (b)	1,400,501	460,801,168
Vonovia SE	3,181,662	89,875,269
TOTAL GERMANY		755,036,597
Hong Kong - 2.9%
AIA Group Ltd.	33,782,701	382,002,893
India - 1.7%
Housing Development Finance Corp. Ltd.	3,632,200	117,177,874
Kotak Mahindra Bank Ltd.	2,808,100	59,746,290
Reliance Industries Ltd.	925,000	26,740,565
Reliance Industries Ltd. sponsored GDR (c)	507,200	29,062,560
TOTAL INDIA		232,727,289
Ireland - 1.8%
CRH PLC sponsored ADR (b)	5,072,140	238,796,351
Italy - 1.6%
Interpump Group SpA	1,718,120	89,246,072
Prada SpA	19,331,100	123,613,747
TOTAL ITALY		212,859,819
Japan - 13.0%
Azbil Corp.	4,882,905	137,690,485
FANUC Corp.	563,415	99,549,625
Hoya Corp.	2,338,400	257,158,382
Keyence Corp.	943,787	434,490,221
Lasertec Corp.	859,100	162,647,305
Misumi Group, Inc.	6,795,706	171,030,777
OSG Corp.	2,193,146	34,421,207
Recruit Holdings Co. Ltd.	9,102,205	292,729,315
SHO-BOND Holdings Co. Ltd.	1,915,700	81,735,523
USS Co. Ltd.	3,858,500	63,465,277
TOTAL JAPAN		1,734,918,117
Kenya - 0.4%
Safaricom Ltd.	269,131,800	50,583,808
Netherlands - 9.5%
Aalberts Industries NV	644,200	30,289,793
Airbus Group NV	2,494,800	312,762,790
ASML Holding NV (Netherlands)	1,235,946	817,760,598
IMCD NV	691,854	109,099,223
TOTAL NETHERLANDS		1,269,912,404
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	7,683,562	42,286,803
Norway - 0.7%
Adevinta ASA Class B (a)	4,196,602	35,778,916
Schibsted ASA (B Shares)	2,494,154	51,874,085
TOTAL NORWAY		87,653,001
South Africa - 0.2%
Clicks Group Ltd. (b)	1,838,522	28,040,630
Spain - 2.2%
Amadeus IT Holding SA Class A (a)	4,664,164	293,860,765
Sweden - 5.9%
ASSA ABLOY AB (B Shares)	10,428,937	245,666,750
Atlas Copco AB (A Shares)	27,345,744	324,486,342
Epiroc AB (A Shares)	10,467,036	203,654,737
Lagercrantz Group AB (B Shares)	1,359,500	14,222,126
TOTAL SWEDEN		788,029,955
Switzerland - 9.4%
Nestle SA (Reg. S)	5,669,670	691,751,094
Roche Holding AG (participation certificate)	1,586,904	495,384,460
Schindler Holding AG:
(participation certificate)	190,271	40,392,320
(Reg.)	153,402	30,898,229
TOTAL SWITZERLAND		1,258,426,103
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,206,885	215,226,050
United Kingdom - 5.8%
BAE Systems PLC	10,673,700	112,992,348
Compass Group PLC	10,987,800	262,476,813
Dechra Pharmaceuticals PLC	1,340,600	47,368,064
InterContinental Hotel Group PLC ADR (b)	1,777,230	125,739,023
Rightmove PLC	13,027,192	94,654,187
Spectris PLC	3,259,686	128,598,524
TOTAL UNITED KINGDOM		771,828,959
United States of America - 17.9%
Autoliv, Inc.	1,165,634	107,378,204
Lam Research Corp.	134,113	67,069,911
Marsh & McLennan Companies, Inc.	2,120,231	370,849,604
MasterCard, Inc. Class A	630,431	233,637,729
Moody's Corp.	620,059	200,124,042
MSCI, Inc.	472,527	251,176,452
NICE Ltd. sponsored ADR (a)(b)	861,854	178,774,375
NOV, Inc.	3,136,600	76,658,504
Otis Worldwide Corp.	974,000	80,092,020
PriceSmart, Inc.	612,832	45,539,546
ResMed, Inc.	1,242,218	283,685,325
S&P Global, Inc.	509,280	190,949,443
Sherwin-Williams Co.	591,941	140,047,321
Visa, Inc. Class A	699,870	161,117,073
TOTAL UNITED STATES OF AMERICA		2,387,099,549
TOTAL COMMON STOCKS (Cost $8,498,398,192)		13,259,473,041

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	34,064,605

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	259,233,233	259,285,079
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	100,209,875	100,219,896
TOTAL MONEY MARKET FUNDS (Cost $359,504,974)		359,504,975

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $8,876,762,307)	13,653,042,621
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(288,732,489)
NET ASSETS - 100.0%	13,364,310,132

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,062,560 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,064,605 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	350,149,852	549,857,444	640,722,217	2,497,942	-	-	259,285,079	0.6%
Fidelity Securities Lending Cash Central Fund 4.38%	459,204,500	868,442,476	1,227,427,080	212,578	-	-	100,219,896	0.3%
Total	809,354,352	1,418,299,920	1,868,149,297	2,710,520	-	-	359,504,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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